SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financing Receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Financing receivables
Allowance for doubtful accounts relating to financing receivables		¥ 9,159	¥ 4,139
Outstanding financing receivable		1,060,899	517,983
Other non-current assets
Financing receivables
Allowance for doubtful accounts relating to financing receivables		14,097	0
Outstanding financing receivable		¥ 549,775	¥ 0
Minimum
Financing receivables
Credit term for financing services	3 months
Maximum
Financing receivables
Credit term for financing services	3 years